Aggregate Amounts of Annual Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
2015	¥ 248
2016	203
2017	200
2018	60,200
2019	110,000
Thereafter	50,000
Total	¥ 220,851	¥ 241,459